BORROWINGS - Long-term Narrative details (Details)	1 Months Ended					9 Months Ended	12 Months Ended
	Aug. 31, 2020	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Feb. 29, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Jul. 17, 2017 CNY (¥)	May 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Debt term							1 year	1 year
Debt, face amount								¥ 300,000,000											¥ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage																			7.37%
Long Term Debt							¥ 7,983,127,817
Loans payable to bank							938,717,151	1,390,440,838
Loans payable to bank, current							190,243,717	241,775,211
Carrying amount of solar project sold																¥ 52,000,000.0		¥ 815,400,000		¥ 201,100,000
Short-term borrowings							8,238,530,781	9,047,249,911
Amount due in September 30, 2021							24,631,579
Government Background Companies [Member]
Debt Instrument [Line Items]
Capital injections								845,780,000
Jinko Chuzhou [Member]
Debt Instrument [Line Items]
Long Term Debt							833,242,979
Fixed annual return (as a percent)	4.35%
Equity interest that will be repurchased (as a percent)	45.00%
Noncontrolling interest derecognized						¥ 858,872,176
New loan liabilities at fair value						845,754,728
Jinko Yiwu [Member]
Debt Instrument [Line Items]
Long Term Debt							795,375,501
Fixed annual return (as a percent)	6.00%
Equity interest that will be repurchased (as a percent)	45.00%
Noncontrolling interest derecognized						778,531,455
New loan liabilities at fair value						¥ 817,984,401
Jinko Yiwu [Member] | Government Background Companies [Member]
Debt Instrument [Line Items]
Capital injections							765,000,000
Jinko ShangRao [Member]
Debt Instrument [Line Items]
Equity interest (as a percent)			45.00%
Jinko ShangRao [Member] | Government Background Companies [Member]
Debt Instrument [Line Items]
Debt, face amount							¥ 1,902,000,000
Debt Instrument, Interest Rate, Stated Percentage							4.90%					4.90%
Capital injections			¥ 4,500,000,000
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate							5.00%
Debt instrument, interest rate spread							5.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate							9.00%
Debt instrument, interest rate spread							9.00%
Financings Associated With Failed Sale Lease Back Transactions [Member]
Debt Instrument [Line Items]
Long Term Debt							¥ 907,448,923	725,604,249
Current portion of debt							491,348,271	288,082,711
Carrying amount of solar project sold							583,000,000.0	1,055,200,000
Cash consideration for solar project sold							572,400,000	¥ 927,000,000.0
Financings Associated With Failed Sale Lease Back Transactions [Member] | Minimum [Member]
Debt Instrument [Line Items]
Lease term								1 year
Financings Associated With Failed Sale Lease Back Transactions [Member] | Maximum [Member]
Debt Instrument [Line Items]
Lease term								6 years
Loan agreement with The Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Debt, face amount								¥ 609,283,000
Effective interest rate								3.82%					3.82%	3.82%
Long Term Debt								¥ 69,881,000
China Merchants Bank [Member]
Debt Instrument [Line Items]
Debt term											10 years
Debt, face amount											¥ 87,880,000
Debt Instrument, Interest Rate, Stated Percentage											5.39%
Long Term Debt							51,253,014
Current portion of debt							8,841,107
Debt Instrument, Collateral Amount							¥ 136,887,026
Loan Agreement With Credit Suisse Ag [Member]
Debt Instrument [Line Items]
Debt term									3 years	3 years
Debt, face amount									¥ 279,048,000	¥ 41,857,200					$ 40,000,000		$ 6,000,000
Debt Instrument, Interest Rate, Stated Percentage									5.62%	5.62%					5.62%		5.62%
Consortium Loan one [Member]
Debt Instrument [Line Items]
Debt term							7 years	7 years
Debt instrument, description of variable rate basis								2% and LIBOR
Line of Credit Facility, Current Borrowing Capacity								¥ 780,163,451					$ 103,248,381	$ 162,564,059
Debt Instrument, Collateral Amount								1,043,516,591
Consortium Loan Two [Member]
Debt Instrument [Line Items]
Debt term									14 years
Debt, face amount									¥ 733,797,213						$ 105,185,805
Current portion of debt							¥ 27,330,260
Line of Credit Facility, Current Borrowing Capacity							455,214,137					$ 69,765,688
Debt Instrument, Collateral Amount							¥ 822,600,064
Consortium Loan Three [Member]
Debt Instrument [Line Items]
Debt term									7 years
Debt instrument, description of variable rate basis									2% and LIBOR
Line of Credit Facility, Current Borrowing Capacity								135,019,993					$ 18,967,411	$ 7,328,535
Debt Instrument, Collateral Amount								¥ 240,524,789
Seven Year Loan Agreement [Member]
Debt Instrument [Line Items]
Debt, face amount									¥ 136,708,427						$ 19,596,403
Loan Agreement With China Everbright Bank [Member]
Debt Instrument [Line Items]
Debt term							2 years	8 years
Debt, face amount							¥ 100,000,000	¥ 372,000,000
Debt Instrument, Interest Rate, Stated Percentage							4.90%	6.37%				4.90%	6.37%	6.37%
Loans payable to bank							¥ 302,250,000
Loans payable to bank, current							46,500,000
Debt Instrument, Collateral Amount							273,881,855	¥ 674,395,829
Agreement With China CITIC Bank [Member]
Debt Instrument [Line Items]
Debt term								2 years
Debt, face amount								¥ 30,000,000
Debt Instrument, Interest Rate, Stated Percentage								8.50%					8.50%	8.50%
Other long term borrowings
Debt Instrument [Line Items]
Long Term Debt							6,136,961,743
Rui Xu's Loan Agreement With Government Background Company [Member]
Debt Instrument [Line Items]
Debt term					5 years
Debt, face amount					¥ 40,000,000
Debt Instrument, Interest Rate, Stated Percentage					4.75%
Loan Agreement With Ping An International Financial Leasing Co., Ltd [Member]
Debt Instrument [Line Items]
Debt term		2 years
Debt, face amount		¥ 49,263,158
Long Term Debt							¥ 43,105,263
Jiangxi Jinko Loan Agreement With Shangrao Changxi Trade Co.,Ltd (Member)
Debt Instrument [Line Items]
Debt term				1 year 6 months
Debt, face amount				¥ 30,000,000
Debt Instrument, Interest Rate, Stated Percentage				8.68%
Guochuang Investment [Member]
Debt Instrument [Line Items]
Debt term										3 years
Debt, face amount										¥ 50,000,000